Loan Payable (Details) - Schedule of Loan Payable - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of loan payable [Abstract]
Unsecured – at amortized cost: (2022: interest rate: 0.75% per annum)	€ 423,741	€ 21,916
Analyzed between:
Loan payable, Total	423,741	21,916
Within 1 year [Member]
Analyzed between:
Current portion	197,664	6,203
Within 2 to 5 years [Member]
Analyzed between:
Non-current portion	€ 226,077	€ 15,713